SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.3%
	Financial Services — 0.3%
	Capital Markets — 0.3%
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	12	$ 282,000
			282,000
	Total Preferred Stock (Cost $267,000)		282,000
	Asset Backed Securities — 8.1%
	Auto Receivables — 2.2%
[c]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 4,894	4,888
	AmeriCredit Automobile Receivables Trust, Series 2021-1 Class B, 0.68% due 10/19/2026	2,993	2,985
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	287,771	288,275
[c]	CarNow Auto Receivables Trust, Series 2021-2A Class D, 2.25% due 3/15/2027	356,404	351,146
[c]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	23,662	23,755
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	75,983	74,175
	Series 2021-3A Class C, 0.96% due 10/15/2026	43,747	43,321
[c]	FHF Issuer Trust, Series 2024-1A Class A1, 5.769% due 3/17/2025	35,000	34,990
[c]	Flagship Credit Auto Trust, Series 2021-2 Class B, 0.93% due 6/15/2027	58,354	58,234
[c]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class C, 1.94% due 10/15/2027	446,833	439,718
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.983% (SOFR30A + 2.65%) due 11/15/2027	185,000	185,544
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	28,714	28,957
[c]	Octane Receivables Trust, Series 2022-2A Class A, 5.11% due 2/22/2028	81,296	80,940
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	250,000	247,673
[c]	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A Class A, 7.54% due 3/25/2032	31,715	32,041
[c]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	239,679	239,785
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	203,538	203,625
			2,340,052
	Credit Card — 0.9%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	100,000	97,885
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	199,765
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	275,571
[c]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	374,627
			947,848
	Other Asset Backed — 4.3%
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	283,382	277,917
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	165,000	154,208
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	110,000	110,460
[c]	Avid Automobile Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	320,000	320,142
[c]	BHG Securitization Trust, Series 2022-C Class A, 5.32% due 10/17/2035	22,873	22,840
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	90,222
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	156,269	152,833
[c]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	325,000	318,522
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	232,971	181,721
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	75,730	57,749
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	358,517	285,430
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.599% (SOFR90A + 2.25%) due 3/1/2027	60,655	60,833
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	14,883	11,598
[c]	Marlette Funding Trust, Series 2022-3A Class A, 5.18% due 11/15/2032	308	308
[c,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	103,778	91,038
[c]	MMAF Equipment Finance LLC, Series 2020-BA Class A3, 0.49% due 8/14/2025	56,810	56,115
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	83,787	84,459
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	82,318	82,876
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	93,676	88,659
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	250,000	235,951
	Pagaya AI Debt Trust,
[c]	Series 2023-3 Class A, 7.60% due 12/16/2030	42,287	42,498
[c]	Series 2024-3 Class A, 6.258% due 10/15/2031	121,626	121,691
[c]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	159,657

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	$ 174,271	$ 173,132
[b,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	50,000	49,677
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	47,364	45,048
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	395,000	373,078
[c,e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	270,000	269,998
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	265,000	266,821
[c]	Upstart Securitization Trust, Series 2021-2 Class C, 3.61% due 6/20/2031	358,985	351,934
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	22,918	22,550
			4,559,965
	Student Loan — 0.7%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	329,784	330,563
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	53,338	47,610
[c]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	258,067	260,454
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	131,640	118,475
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	59,367	50,623
			807,725
	Total Asset Backed Securities (Cost $8,640,608)		8,655,590
	Corporate Bonds — 33.5%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[b]	American Honda Finance Corp., 6.069% (SOFRINDX + 0.70%) due 11/22/2024	400,000	400,648
			400,648
	Banks — 1.4%
	Banks — 1.2%
[c,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	250,142
[b,d]	Mizuho Financial Group, Inc., 5.376% (H15T1Y + 1.12%) due 5/26/2030	200,000	199,732
[b]	Santander Holdings USA, Inc., 6.174% (SOFR + 2.50%) due 1/9/2030	277,000	279,371
[b]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	274,000	278,184
[b]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	277,000	279,579
	Financial Services — 0.2%
[b]	Bank of New York Mellon Corp., 4.975% (SOFR + 1.09%) due 3/14/2030	260,000	258,362
			1,545,370
	Capital Goods — 1.1%
	Aerospace & Defense — 0.3%
[c]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	78,403
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	301,857
	Machinery — 0.5%
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	282,594
	Regal Rexnord Corp., 6.30% due 2/15/2030	274,000	279,738
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	269,000	276,478
			1,219,070
	Commercial & Professional Services — 0.9%
	Commercial Services & Supplies — 0.8%
	CoreCivic, Inc., 8.25% due 4/15/2029	168,000	173,636
	Element Fleet Management Corp.,
[c,d]	5.643% due 3/13/2027	130,000	130,295
[c,d]	6.319% due 12/4/2028	416,000	430,061
	Equifax, Inc., 2.60% due 12/1/2024	85,000	83,892
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,420
	Professional Services — 0.1%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	32,043
[c]	Korn Ferry, 4.625% due 12/15/2027	75,000	71,401
			957,748
	Consumer Discretionary Distribution & Retail — 0.4%
	Broadline Retail — 0.4%
	Dollar General Corp., 4.25% due 9/20/2024	100,000	99,609

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	MercadoLibre, Inc., 2.375% due 1/14/2026	$ 296,000	$ 280,490
			380,099
	Consumer Durables & Apparel — 0.3%
	Leisure Products — 0.3%
	Polaris, Inc., 6.95% due 3/15/2029	265,000	277,731
			277,731
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[c]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	120,000	119,948
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	42,526
			162,474
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[c]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	300,000	307,524
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	284,586
			592,110
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[c]	Chesapeake Energy Corp., 5.50% due 2/1/2026	290,000	287,230
[c]	CITGO Petroleum Corp., 7.00% due 6/15/2025	250,000	250,007
[c]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	352,311
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	57,297
[d]	8.375% due 1/19/2036	125,000	122,920
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	198,234
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	281,484
[c,d]	Parkland Corp., 5.875% due 7/15/2027	250,000	246,970
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	205,152
	Sunoco LP,
[c]	7.00% due 5/1/2029	300,000	307,574
[c]	7.25% due 5/1/2032	150,000	155,080
			2,464,259
	Equity Real Estate Investment Trusts (REITs) — 1.4%
	Diversified REITs — 1.1%
	Crown Castle, Inc., 5.80% due 3/1/2034	345,000	348,436
	Extra Space Storage LP, 3.90% due 4/1/2029	305,000	286,965
[c]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	220,000	201,091
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	63,581
[c]	1.884% due 7/15/2050	235,000	221,004
[c]	2.328% due 7/15/2052	111,000	99,631
	Retail REITs — 0.3%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	271,000	280,501
			1,501,209
	Financial Services — 4.7%
	Capital Markets — 2.5%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	250,000	253,637
	Ares Capital Corp., 3.25% due 7/15/2025	335,000	325,754
[c]	Ares Finance Co. LLC, 4.00% due 10/8/2024	200,000	197,912
[c,d]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	250,000	218,537
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	345,003
	Hercules Capital, Inc., 3.375% due 1/20/2027	305,000	282,592
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	300,000	280,194
	Main Street Capital Corp., 6.50% due 6/4/2027	276,000	276,190
	Nasdaq, Inc., 5.55% due 2/15/2034	280,000	280,521
[c]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	265,000	279,827
	Consumer Finance — 0.5%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	499,910

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Financial Services — 1.4%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	$ 330,000	$ 340,883
[b]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	352,091
[b,d]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	250,465
[d]	Sumitomo Mitsui Financial Group, Inc., 3.544% due 1/17/2028	296,000	280,333
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	279,344
	Mortgage Real Estate Investment Trusts — 0.3%
	Prologis Targeted U.S. Logistics Fund LP,
[c]	5.25% due 4/1/2029	242,000	242,111
[c]	5.50% due 4/1/2034	45,000	45,078
			5,030,382
	Food, Beverage & Tobacco — 1.5%
	Beverages — 0.6%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	400,000	316,060
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	324,999
	Food Products — 0.2%
	Post Holdings, Inc.,
[c]	4.625% due 4/15/2030	150,000	137,827
[c]	5.50% due 12/15/2029	44,000	42,418
[c]	6.25% due 2/15/2032	50,000	50,128
	Tobacco — 0.7%
	BAT Capital Corp.,
	5.834% due 2/20/2031	120,000	121,639
	7.75% due 10/19/2032	160,000	179,826
[c,d,e]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	346,675
[c]	Vector Group Ltd., 10.50% due 11/1/2026	40,000	40,416
			1,559,988
	Health Care Equipment & Services — 1.4%
	Health Care Equipment & Supplies — 0.0%
[c]	Hologic, Inc., 3.25% due 2/15/2029	50,000	44,866
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.00% due 10/15/2030	328,000	280,587
[c]	Highmark, Inc., 1.45% due 5/10/2026	305,000	280,914
	Humana, Inc., 5.70% due 3/13/2026	250,000	249,675
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	355,404
	Universal Health Services, Inc., 2.65% due 10/15/2030	333,000	283,876
			1,495,322
	Industrials — 0.4%
	Transportation Infrastructure — 0.4%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20% due 6/15/2030	445,000	463,018
			463,018
	Insurance — 3.8%
	Insurance — 3.8%
	Aon North America, Inc., 5.45% due 3/1/2034	350,000	348,442
[c]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	265,000	264,075
	CNA Financial Corp., 5.125% due 2/15/2034	365,000	353,546
	CNO Financial Group, Inc., 6.45% due 6/15/2034	250,000	249,855
[b]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	350,000	344,404
[c]	F&G Global Funding, 2.00% due 9/20/2028	415,000	355,207
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	85,000	83,983
	Horace Mann Educators Corp., 7.25% due 9/15/2028	265,000	281,038
[c,d]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	283,270
[c]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	276,000	277,455
[c]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	225,000	229,988
[c]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	281,000	278,035
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	160,000	157,389
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	188,000	188,182
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	58,379
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	279,556
			4,032,804

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Materials — 0.9%
	Containers & Packaging — 0.9%
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	$ 260,000	$ 260,957
	Ball Corp., 2.875% due 8/15/2030	95,000	80,769
[c]	Berry Global, Inc., 4.875% due 7/15/2026	250,000	245,423
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	163,949
	WRKCo, Inc., 3.00% due 9/15/2024	250,000	248,387
			999,485
	Media & Entertainment — 0.5%
	Media — 0.5%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	250,322
[c]	Sirius XM Radio, Inc., 5.50% due 7/1/2029	350,000	328,835
			579,157
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Pharmaceuticals — 0.4%
[c]	Walgreens Boots Alliance, Inc., 6.523% due 7/5/2024	380,000	379,730
			379,730
	Semiconductors & Semiconductor Equipment — 1.2%
	Semiconductors & Semiconductor Equipment — 1.2%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	445,000	351,959
	Micron Technology, Inc., 6.75% due 11/1/2029	261,000	277,532
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	283,578
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	400,000	392,652
			1,305,721
	Software & Services — 2.0%
	Information Technology Services — 0.6%
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	254,010
	Kyndryl Holdings, Inc., 2.70% due 10/15/2028	216,000	191,961
[c]	Science Applications International Corp., 4.875% due 4/1/2028	250,000	238,548
	Internet Software & Services — 0.2%
[c,d]	Prosus NV, 3.832% due 2/8/2051	200,000	130,554
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	84,229
	Software — 1.2%
[c,d]	Constellation Software, Inc., 5.158% due 2/16/2029	351,000	350,961
[c]	Fair Isaac Corp., 4.00% due 6/15/2028	85,000	79,496
[c]	MSCI, Inc., 3.625% due 9/1/2030	317,000	284,926
[c,d]	Open Text Corp., 3.875% due 12/1/2029	300,000	268,812
[c]	SS&C Technologies, Inc., 6.50% due 6/1/2032	250,000	252,235
			2,135,732
	Technology Hardware & Equipment — 1.8%
	Electronic Equipment, Instruments & Components — 1.6%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	310,000	279,716
	5.50% due 12/1/2024	250,000	249,425
[d]	Flex Ltd., 4.875% due 5/12/2030	360,000	348,023
[c]	Sensata Technologies, Inc., 6.625% due 7/15/2032	200,000	201,406
	Vontier Corp., 2.40% due 4/1/2028	317,000	281,014
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	200,000	200,800
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	202,270
	Technology Hardware, Storage & Peripherals — 0.2%
	Hewlett Packard Enterprise Co., 6.102% due 4/1/2026	200,000	200,020
			1,962,674
	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	118,884
			118,884
	Transportation — 0.3%
	Air Freight & Logistics — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Ryder System, Inc., 5.30% due 3/15/2027	$ 280,000	$ 280,230
			280,230
	Utilities — 5.6%
	Electric Utilities — 5.3%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	360,000	299,678
	Allegion U.S. Holding Co., Inc., 3.20% due 10/1/2024	350,000	347,487
	American Electric Power Co., Inc., 2.30% due 3/1/2030	350,000	297,997
	Black Hills Corp., 6.15% due 5/15/2034	335,000	341,623
[c]	Boston Gas Co., 3.757% due 3/16/2032	400,000	348,912
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	200,000	164,808
[d]	5.00% due 9/29/2036	141,200	123,958
	DTE Energy Co., 5.85% due 6/1/2034	300,000	304,368
[c,d]	Electricite de France SA, 5.65% due 4/22/2029	375,000	377,419
[c,d]	Enel Finance International NV, 5.125% due 6/26/2029	322,000	316,874
[c]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	56,778
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	274,884
[c]	Kentucky Power Co., 7.00% due 11/15/2033	261,000	276,326
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	350,000	285,544
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	205,847	202,887
[c]	Monongahela Power Co., 3.55% due 5/15/2027	295,000	281,141
[c]	Niagara Mohawk Power Corp., 3.508% due 10/1/2024	225,000	223,375
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	348,000	281,194
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	183,642
	4.224% due 3/15/2032	205,000	183,752
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	249,395
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	282,000	280,080
	Gas Utilities — 0.3%
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	280,000	281,823
			5,983,945
	Total Corporate Bonds (Cost $35,638,868)		35,827,790
	Long-Term Municipal Bonds — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	104,909
	Total Long-Term Municipal Bonds (Cost $100,000)		104,909
	Other Government — 0.5%
[c,e]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	16,000,000	274,044
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	162,010
[c,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	161,603
	Total Other Government (Cost $597,165)		597,657
	U.S. Treasury Securities — 28.0%
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	627,535	527,399
	2.125%, 2/15/2054	2,809,180	2,732,257
	U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/2033	768,310	710,867
	U.S. Treasury Notes,
	1.125%, 8/15/2040	5,275,000	3,211,981
	1.375%, 11/15/2040	2,660,000	1,677,878
	1.75%, 8/15/2041	3,300,000	2,179,547
	1.875%, 11/15/2051	295,000	171,238
	2.375%, 2/15/2042	1,403,000	1,021,121
	3.75%, 12/31/2030	300,000	289,828
	3.875%, 8/15/2033	2,922,000	2,811,512
	4.00%, 2/15/2034	1,625,000	1,577,773
	4.125%, 8/15/2053	155,000	144,368
	4.25%, 2/15/2054	2,782,000	2,649,855
	4.375%, 5/15/2034	670,000	670,209
	4.50%, 11/15/2033	7,427,000	7,496,628
	U.S. Treasury Strip Coupon,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.644%, 11/15/2036	$ 1,000,000	$ 570,232
	4.915%, 11/15/2041	3,500,000	1,520,553
	Total U.S. Treasury Securities (Cost $29,758,855)		29,963,246
	U.S. Government Agencies — 0.8%
[b,c,f]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	325,000	320,340
	Federal Home Loan Banks, 2.90%, 2/18/2037	625,000	493,231
	Total U.S. Government Agencies (Cost $822,475)		813,571
	Mortgage Backed — 27.9%
[b,c]	510 Asset-Backed Trust, Whole Loan Securities Trust CMO, Series 2021-NPL2 Class A1, 2.116% due 6/25/2061	208,367	203,955
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	114,991	103,322
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	191,615	185,592
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	370,906	356,872
[b,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	390,967	374,200
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	40,612	36,520
[b,c]	Series 2022-NQM3 Class A1, 5.108% due 7/25/2062	79,444	78,833
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	104,054	95,927
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	302,995	303,013
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	78,525	62,510
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	311,753	270,179
[c]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	250,000	254,510
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	400,698	402,587
[b,c]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	320,000	321,663
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	52,447	41,590
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	114,534	112,349
[c]	DataBank Issuer LLC, CMBS, Series 2024-1A Class A2, 5.30% due 1/26/2054	275,000	264,301
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	200,000	170,601
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	320,692	303,903
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	110,499	95,178
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	103,511
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	31,931
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	22,495
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	56,406
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	506,431	411,215
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,194,093	1,015,846
	Pool SD8140, 2.00% due 4/1/2051	428,951	337,254
	Pool SD8206, 3.00% due 4/1/2052	1,489,902	1,268,916
	Pool SD8213, 3.00% due 5/1/2052	1,160,304	987,756
	Pool SD8225, 3.00% due 7/1/2052	194,439	165,449
	Federal National Mtg Assoc.,
[b]	Pool BM7277, 1.969% (2.07% - SOFR30A) due 8/1/2051	117,686	102,397
[b]	Pool BM7341, 2.409% (RFUCCT1Y + 1.61%) due 12/1/2050	520,267	467,847
	Federal National Mtg Assoc., CMO REMIC, Series 2024-25 Class VB, 5.50% due 3/25/2035	346,053	344,016
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	648,374	530,338
	Pool CB0199, 3.00% due 4/1/2051	416,815	354,595
	Pool CB2301, 3.00% due 12/1/2051	494,174	420,407
	Pool CB2399, 2.50% due 12/1/2051	572,157	468,527
	Pool CB2404, 2.50% due 12/1/2051	308,207	251,897
	Pool CB2665, 3.00% due 1/1/2052	276,802	235,482
	Pool CB3050, 2.50% due 3/1/2052	311,567	254,847
	Pool FS0957, 3.00% due 3/1/2052	517,120	440,620
	Pool FS2676, 3.00% due 6/1/2052	347,516	295,641

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool FS4862, 2.50% due 10/1/2051	$ 278,010	$ 227,330
	Pool FS4919, 2.50% due 5/1/2053	354,547	290,002
	Pool FS7059, 3.00% due 7/1/2052	558,396	475,552
	Pool FS7065, 3.00% due 3/1/2053	2,994,239	2,548,968
	Pool FS7879, 2.50% due 7/1/2052	396,601	323,764
	Pool MA4399, 2.50% due 8/1/2051	349,571	286,689
	Pool MA4548, 2.50% due 2/1/2052	1,956,510	1,600,934
	Pool MA4578, 2.50% due 4/1/2052	2,125,286	1,738,379
	Pool MA4599, 3.00% due 5/1/2052	2,298,658	1,956,826
	Pool MA4730, 3.00% due 9/1/2052	475,108	404,087
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	94,494	88,960
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	271,008	269,076
[b,c]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	436,008	402,188
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	64,441	60,217
[b,c]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	189,226	178,959
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	319,839	319,283
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	177,120	174,605
[c]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	325,000	324,900
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	165,000	160,748
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	250,000	216,897
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	101,434	100,299
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	373,169	287,216
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	77,410	64,299
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	74,993	63,986
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	432,989	413,023
[c]	Morgan Stanley Capital I, Inc., CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	299,828	305,620
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	197,683	197,932
[c]	New Economy Assets Phase 1 Sponsor LLC, CMBS, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	120,282
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	111,097	100,396
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	372,488	344,576
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	62,992	52,174
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	326,184
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	101,673	99,171
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	237,679
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	249,179	248,179
[b,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 1.843% due 9/25/2051	329,689	317,559
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	187,129	178,609
[b,c]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	320,532	323,368
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	30,711	27,440
[c]	Retained Vantage Data Centers Issuer LLC, CMBS, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,138
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	380,000	310,962
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	105,935	100,196
[b,c]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	300,000	300,328
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	87,178
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	75,334	60,153
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	96,389	95,886
[b,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	232,050	230,535
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	195,000	194,489
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	39,096	31,720
	Total Mortgage Backed (Cost $29,858,058)		29,896,939
	Short-Term Investments — 0.9%
[g]	Thornburg Capital Management Fund	98,779	987,786
	Total Short-Term Investments (Cost $987,786)		987,786
	Total Investments — 100.1% (Cost $106,670,815)		$107,129,488
	Liabilities Net of Other Assets — (0.1)%		(117,799)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$107,011,689

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	73,300	9/25/2024	78,827	$ 1,382	$ —

Net unrealized appreciation (depreciation)						$1,382

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $38,598,523, representing 36.07% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund commenced operations on October 2, 2023 and currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$-	$59,619,582	$(58,631,796)	$-	$-	$987,786	$125,052